Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of income (loss) before income tax expense (benfit) by jurisdiction

	Three months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

PRC	$3,447,170	$3,309,794
U.S.	(627,907)	(3,765,742)
Hong Kong and BVI	(886,638)	(700,763)

Income (loss) before income taxes	$1,932,625	$(1,156,711)

	Six months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

PRC	$8,003,206	$11,939,586
U.S.	(1,426,030)	(4,704,077)
Hong Kong and BVI	(1,660,367)	(925,926)

Income before income taxes	$4,916,809	$6,309,583

Year ended December 31,
2011	2010
PRC	$8,930,752	$53,158,384
U.S.	(9,761,824)	(2,108,853)
Hong Kong and BVI	(3,458,506)	(436,404)

(Loss)income before income taxes	$(4,289,578)	$50,613,127

Group’s income tax expense

PRC:	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	(Unaudited ¼‰
Current income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Total income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Year ended December 31,
2011	2010
Current income tax expense	$2,408,474	$10,434,575
Deferred income tax expense	443,244	3,058,129

Total income tax expense	$2,851,718	$13,492,704

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate

	Three months ended June 30,
	2012		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income (loss) before income taxes	$1,932,625		$(1,156,711)

Computed income tax expense (benefit)	483,156	25.0%	(289.178)	25.0%
NOLs from overseas subsidiaries not recognized	378,636	19.6%	1,433,636	(123.9%)
Others	8,485	0.4%	(478,630)	41.4%
Actual income tax expense	$870,277	45.0%	$665,828	(57.6%)

	Six months ended June 30,
	2011		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income before income taxes	$4,916,809		$6,309,583

Computed expected income tax expense	1,229,202	25.0%	1,577,396	25.0%
NOLs from overseas subsidiaries not recognized	771,599	15.7%	1,799,204	28.5%
Others	8,668	0.2%	(458,621)	(7.3%)
Actual income tax expense	$2,009,469	40.9%	$2,917,979	46.2%

	Year ended December 31,
	2011		2010
(Loss)income before income taxes	$(4,289,578)		$50,613,127

Computed expected
Income tax (benefit) expense	(1,072,395)	25.0%	12,653,282	25.0%
Tax loss not recognized	2,625,242	(61.2%)	781,918	1.6%
Effect of differential tax rate	679,840	(15.8%)	57,504	0.1%
Other	184,617	(4.3%)	-	-
Permanent differences	434,414	(10.1%)
Actual income tax expense	$2,851,718	(66.4%)	$13,492,704	26.7%

Income tax effects of temporary differences

	As of December 31,
	2011	2010
Net operating tax loss carried forwards	$4,767,000	$780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)	-
Accrued payroll expenses	-	181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$37,348	$469,914

Net operating loss deffered tax assets
		Expiration date
US	$(11,870,677)	December 31, 2031
Hong Kong	(3,709,718)	Not applicable
BVI	(185,192)	Not applicable
	(15,765,587)